Subsequent Events (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Dec. 01, 2014	Jan. 31, 2015	Mar. 24, 2011	Apr. 30, 2013	Mar. 13, 2015	Mar. 11, 2015	Jan. 28, 2013
Subsequent Event [Line Items]
Debt Conversion, Original Debt, Amount	$ 1
Term Of Warrants	5 years
Repurchase Of Stock In Put Option		$ 0.40
2011 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			1,865,853
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				1,064,658
Subsequent Event [Member]
Subsequent Event [Line Items]
Unit Description					each unit consisting of one share of the Company's Common Stock, par value $0.001 per share (the "Common Stock"), and a warrant to buy 0.55 shares of Common Stock at $0.48 per share (the "Warrants"), at a purchase price of $0.40 per unit, for an aggregate of approximately$14,000,000.	each unit consisting of one share of the Company's common stock, par value $0.001 per share,and a warrant to buy 0.55 shares of common stock at $0.48 per share, at a purchase price of $0.40 per unit, for an aggregate of approximately$14,000,000
Subsequent Event [Member] | 2011 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Additional Warrants Issued to Investors			1,583,335
Warrant Exercise Price			0.40
Additional Common Stock And Warrants Issued to Investors			2,264,450
Subsequent Event [Member] | 2013 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Additional Warrants Issued to Investors							1,209,001
Warrant Exercise Price							$ 0.40